Consolidated statements of cash flow - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Loss before taxes	$ (28,688)	$ (269,197)	$ (422,490)
Adjustments to reconcile the profit with cash used in operating activities:
Depreciation, amortization and loss from revaluation	99,519	117,202	141,051
Impairment loss for the period	7,277	199	20,140
Loss (gain) from the disposal of property, vessels and equipment, net	57,804	132,956	(153)
Interest expense	55,891	59,164	72,093
Interest income	(533)	(266)	(7,097)
Exchange loss (gain), net	1,479	4,531	43,873
Gain from the sale of subsidiaries	0	0	(451)
Changes in assets and liabilities:
Accounts receivable	(45,804)	(256,724)	(80,333)
Other accounts receivable and related parties	(19,171)	60,081	162,437
Materials and supplies	11,273	(8,681)	7,111
Prepayments	3,507	25,816	(9,769)
Other accounts payable and accrued expenses	34,183	129,454	(145,729)
Other non-current assets	7,698	(21,550)	4,702
Employee benefits	(17,723)	(51,108)	2,002
Total adjustments	195,400	191,074	209,877
Cash used in operating activities	166,712	(78,123)	(212,613)
Cash from investment activities
Proceeds from sale of property, vessels and equipment	8,853	96,736	614
Acquisition of property, vessels and equipment	(25,231)	(75,468)	(28,375)
Sale of subsidiaries, net	0	0	33,985
Interest received	533	266	7,097
Cash from investment activities	(15,845)	21,534	13,321
Cash flow from financing activities
Proceeds from debt	4,300	46,133	31,419
Proceeds from debt related parties	3,550	46,215	0
Repayment of debt	(35,504)	(29,781)	(123,703)
Repayment of leases	(97,807)	(52,250)	(90,432)
Interest paid	(8,571)	(9,487)	(22,712)
Cash from (used in) financing activities	(134,032)	830	(205,428)
Restricted cash release	46,144	0	0
Exchange effect on cash	(7,813)	(9,984)	33,316
(Decrease) increase in cash and cash equivalents	55,166	(65,743)	(371,404)
Cash and cash equivalents, beginning of year	39,567	105,310	476,714
Cash and cash equivalents, end of year	94,733	39,567	105,310
Supplementary information:
Income tax paid	$ 3,173	$ 3,104	$ 10,873